SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Jun. 30, 2013
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Schedule of Selected Quarterly Financial Data

	Three Months Ended
	September	December	March	June
	2012	2012	2013	2013

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,617	$1,554	$1,370	$1,418
Total interest expense	372	365	331	339

Net interest income	1,245	1,189	1,039	1,079
Provision for (recovery of) loan losses	(24)	(25)	(24)	5

Net interest income after provision for (recovery of) loan losses	1,269	1,214	1,063	1,074

Total noninterest income	130	225	74	144
Total noninterest expense	933	913	868	857

Income before income taxes	466	526	269	361
Income taxes	81	201	130	130

Net income	$385	$325	$139	$231

Per share data:
Net income
Basic	$0.19	$0.16	$0.07	$0.10
Diluted	0.19	0.16	0.07	0.10
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

	Three Months Ended
	September 2011	December 2011	March 2012	June 2012

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,867	$1,643	$1,748	$1,795
Total interest expense	407	369	385	383

Net interest income	1,460	1,274	1,363	1,412
Provision for (recovery of) loan losses	(19)	(20)	(11)	(54)

Net interest income after provision for (recovery of) loan losses	1,479	1,294	1,374	1,466

Total noninterest income	101	18	101	129
Total noninterest expense	977	882	878	921

Income before income taxes	603	430	597	674
Income taxes	193	226	215	268

Net income	$410	$204	$382	$406

Per share data:
Net income
Basic	$0.20	$0.10	$0.19	$0.19
Diluted	0.20	0.10	0.19	0.19
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

Schedule of Quarterly Common Stock Market Price and Dividend Information

	Market Price		Cash Dividends Declared
Quarter Ended	High	Low
June 2013	$13.63	$10.25	$0.04
March 2013	11.00	8.48	0.04
December 2012	8.98	6.76	0.04
September 2012	8.86	6.82	0.04

June 2012	$8.42	$6.63	$0.04
March 2012	9.00	8.10	0.04
December 2011	10.51	8.03	0.04
September 2011	9.95	8.37	0.04